Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2020
Fixtures, fittings and installations	3,297	16	—	—	—	3,313
Right of use – Buildings	6,766	418	(14)	—	—	7,171
Technical equipment	2,019	42	—	—	—	2,061
Office and IT equipment	957	37	(1)	—	(4)	988
Transport equipment	34	—	—	—	(3)	31
Right of use – Transport equipment	115	—	(41)	(5)	(4)	65
Tangible assets in progress	11	1	—	(11)	—	1
Prepayments on tangible assets	—	0	—	—	—	0
Gross book value of tangible assets	13,197	515	(57)	(15)	(11)	13,630
Fixtures, fittings and installations	(1,001)	(320)	—	—	—	(1,320)
Right of use – Buildings	(829)	(911)	—	2	—	(1,739)
Technical equipment	(1,272)	(194)	—	—	—	(1,466)
Office and IT equipment	(629)	(157)	1	—	2	(783)
Transport equipment	(34)	—	—	1	3	(31)
Right of use – Transport equipment	(45)	(35)	42	—	1	(36)
Accumulated depreciation of tangible assets(1)	(3,811)	(1,616)	43	4	6	(5,374)
Net book value of tangible assets	9,386	(1,101)	(14)	(12)	(4)	8,256
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2019	Increases	Decreases	Other movements & transfer.	As of December 31, 2019
Fixtures, fittings and installations	2,480	815	—	2	3,297
Right of use – Buildings	5,416	1,349	—	—	6,766
Technical equipment	1,925	120	—	(25)	2,019
Office and IT equipment	828	145	(13)	(4)	957
Transport equipment	33	—	—	—	34
Right of use – Transport equipment	83	82	(51)	—	115
Tangible assets in progress	—	11	—	—	11
Prepayments on tangible assets	2	—	—	(2)	—
Gross book value of tangible assets	10,768	2,522	(64)	(29)	13,197
Fixtures, fittings and installations	(750)	(251)	—	—	(1,001)
Right of use – Buildings	—	(829)	—	—	(829)
Technical equipment	(1,123)	(175)	—	25	(1,272)
Office and IT equipment	(483)	(162)	12	4	(629)
Transport equipment	(28)	(6)	—	—	(34)
Right of use – Transport equipment	—	(55)	10	—	(45)
Accumulated depreciation of tangible assets(1)	(2,384)	(1,478)	22	29	(3,811)
Net book value of tangible assets	8,384	1,044	(42)	—	9,386
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses